Leases - Maturity analysis (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payments Finance Leases
2021	$ 28,969
2022	22,735
2023	13,942
2024	6,442
2025 and thereafter	1,358
Total minimum lease payments	73,446
Less: amount representing interest	(3,974)
Carrying amount of minimum lease payments	69,472
Less: current portion of leases	(26,895)	$ (29,206)
Finance lease obligations	42,577	47,072
Payments Operating Leases
2021	4,768
2022	3,702
2023	2,413
2024	1,193
2025 and thereafter	10,160
Total minimum lease payments	22,236
Less: amount representing interest	(4,114)
Carrying amount of minimum lease payments	18,122
Less: current portion of capital leases	(4,004)	(3,799)
Operating lease liabilities	14,118	$ 17,710
Receipts Operating Leases
2021	8,179
2022	7,276
2023	6,121
2024	493
2025 and thereafter	0
Total minimum lease payments	$ 22,069